UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23108

 NAME OF REGISTRANT:                     Amplify ETF Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 3250 Lacey Road
                                         Suite #130
                                         Downers Grove, IL 60515

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Christian Magoon
                                         Amplify ETF Trust
                                         3250 Lacey Road, Suite #130
                                         Downers Grove, IL 60515

 REGISTRANT'S TELEPHONE NUMBER:          855-267-3837

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               04/20/2016 - 06/30/2016


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

Amplify Online Retail ETF
--------------------------------------------------------------------------------------------------------------------------
 CIMPRESS N.V.                                                                               Agenda Number:  934418395
--------------------------------------------------------------------------------------------------------------------------
        Security:  N20146101
    Meeting Type:  Special
    Meeting Date:  27-May-2016
          Ticker:  CMPR
            ISIN:  NL0009272269
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     APPROVE OUR 2016 PERFORMANCE EQUITY PLAN                  Mgmt          Against                        Against

2.     AMEND THE REMUNERATION POLICY APPLICABLE TO               Mgmt          For                            For
       OUR MANAGEMENT BOARD

3.     AUTHORIZE OUR MANAGEMENT BOARD, ACTING WITH               Mgmt          For                            For
       THE APPROVAL OF OUR SUPERVISORY BOARD,
       UNTIL MAY 27, 2021, TO ISSUE ORDINARY
       SHARES OR GRANT RIGHTS TO SUBSCRIBE FOR
       ORDINARY SHARES PURSUANT TO OUR 2016
       PERFORMANCE EQUITY PLAN




--------------------------------------------------------------------------------------------------------------------------
 SHOPIFY INC.                                                                                Agenda Number:  934423207
--------------------------------------------------------------------------------------------------------------------------
        Security:  82509L107
    Meeting Type:  Annual
    Meeting Date:  08-Jun-2016
          Ticker:  SHOP
            ISIN:  CA82509L1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       TOBIAS LxTKE                                              Mgmt          For                            For
       ROBERT ASHE                                               Mgmt          For                            For
       STEVEN COLLINS                                            Mgmt          For                            For
       JEREMY LEVINE                                             Mgmt          For                            For
       TREVOR OELSCHIG                                           Mgmt          For                            For
       JOHN PHILLIPS                                             Mgmt          For                            For

02     RESOLUTION APPROVING THE RE-APPOINTMENT OF                Mgmt          For                            For
       PRICEWATERHOUSECOOPERS LLP AS AUDITORS OF
       THE COMPANY AND AUTHORIZING THE DIRECTORS
       TO FIX THEIR REMUNERATION.

03     NON-BINDING ADVISORY RESOLUTION THAT THE                  Mgmt          For                            For
       SHAREHOLDERS ACCEPT THE COMPANY'S APPROACH
       TO EXECUTIVE COMPENSATION AS DISCLOSED IN
       THE MANAGEMENT INFORMATION CIRCULAR FOR THE
       MEETING.




--------------------------------------------------------------------------------------------------------------------------
 SHUTTERFLY, INC.                                                                            Agenda Number:  934426429
--------------------------------------------------------------------------------------------------------------------------
        Security:  82568P304
    Meeting Type:  Annual
    Meeting Date:  21-Jun-2016
          Ticker:  SFLY
            ISIN:  US82568P3047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       CHRISTOPHER NORTH                                         Mgmt          For                            For
       ELIZABETH RAFAEL                                          Mgmt          For                            For
       MICHAEL ZEISSER                                           Mgmt          Withheld                       Against

2.     TO APPROVE, ON AN ADVISORY BASIS, THE                     Mgmt          Against                        Against
       COMPENSATION OF SHUTTERFLY'S NAMED
       EXECUTIVE OFFICERS.

3.     TO RATIFY THE SELECTION BY THE AUDIT                      Mgmt          For                            For
       COMMITTEE OF OUR BOARD OF DIRECTORS OF
       PRICEWATERHOUSECOOPERS LLP AS SHUTTERFLY'S
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING DECEMBER
       31, 2016.




--------------------------------------------------------------------------------------------------------------------------
 TRIPADVISOR, INC.                                                                           Agenda Number:  934423219
--------------------------------------------------------------------------------------------------------------------------
        Security:  896945201
    Meeting Type:  Annual
    Meeting Date:  23-Jun-2016
          Ticker:  TRIP
            ISIN:  US8969452015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       GREGORY B. MAFFEI                                         Mgmt          Withheld                       Against
       STEPHEN KAUFER                                            Mgmt          Withheld                       Against
       DIPCHAND (DEEP) NISHAR                                    Mgmt          For                            For
       JEREMY PHILIPS                                            Mgmt          Withheld                       Against
       SPENCER M. RASCOFF                                        Mgmt          For                            For
       ALBERT E. ROSENTHALER                                     Mgmt          Withheld                       Against
       SUKHINDER SINGH CASSIDY                                   Mgmt          Withheld                       Against
       ROBERT S. WIESENTHAL                                      Mgmt          For                            For

2.     TO RATIFY THE APPOINTMENT OF KPMG LLP AS                  Mgmt          For                            For
       TRIPADVISOR, INC.'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING
       DECEMBER 31, 2016.

3.     TO APPROVE THE TRIPADVISOR, INC. AMENDED                  Mgmt          Against                        Against
       AND RESTATED 2011 STOCK AND ANNUAL
       INCENTIVE PLAN TO, AMONG OTHER THINGS, (I)
       LIMIT THE AMOUNT OF ANNUAL AWARDS THAT
       COULD BE MADE TO NON-EMPLOYEE DIRECTORS,
       (II) DISALLOW ACCELERATION OF EQUITY AWARDS
       UPON A CHANGE IN CONTROL ONLY (A "SINGLE
       TRIGGER") & (III) PROVIDE FOR ACCELERATION
       OF EQUITY AWARDS UPON THE DEATH OF A
       PARTICIPANT.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Amplify ETF Trust
By (Signature)       /s/ Christian Magoon
Name                 Christian Magoon
Title                President
Date                 08/10/2016